Leases - Schedule of Supplemental Information of Cash Flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
BOLT THREADS, INC. [Member]
Leases - Schedule of Supplemental Information of Cash Flow (Details) [Line Items]
Cash paid for amounts included in the measurement of lease liabilities	$ 2,479	$ 713